Schedule of Lease Expense (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	$ 57,664	$ 57,716	$ 247,109	$ 230,865	$ 183,382